FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Financial assets investments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	$ 34,317,259	[1]	$ 37,570,270
Financial assets investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	34,317,259		37,570,270
Financial assets investments | Banistmo S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	6,346,573
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	32,823,352		36,524,575
Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	15,378,263		14,487,429
Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	10,121,306		12,419,490
Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,278,356		3,499,251
Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,886,104		4,508,483
Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,159,323		1,609,922
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,463,622		1,011,310
Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	30,285		34,385
Fair value through profit or loss
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	24,626,310		23,606,879
Fair value through profit or loss | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	23,459,380		23,035,281
Fair value through profit or loss | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	12,615,680		11,644,181
Fair value through profit or loss | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	9,776,321		10,283,450
Fair value through profit or loss | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	152,574		118,760
Fair value through profit or loss | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	89,471		257,326
Fair value through profit or loss | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	825,334		731,564
Fair value through profit or loss | Debt instruments | Mortgage-backed securities (TIPS)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	93,092		142,945
Fair value through profit or loss | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	1,136,645		537,213
Fair value through profit or loss | Other instruments financial
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	30,285		34,385
Fair value through other comprehensive income, net
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,878,325		5,558,513
Fair value through other comprehensive income, net | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	3,551,348		5,084,416
Fair value through other comprehensive income, net | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	2,625,566		2,683,925
Fair value through other comprehensive income, net | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance			1,484,546
Fair value through other comprehensive income, net | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	862,158		639,108
Fair value through other comprehensive income, net | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	63,624		276,837
Gains (losses) recognized at fair value through OCI	34,900		23,236
Fair value through other comprehensive income, net | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	326,977		474,097
Amortized cost, net
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,812,624		8,404,878
Amortized cost, net | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	5,812,624		8,404,878
Amortized cost, net | Debt instruments | Securities issued by the Colombian Government
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	137,017		159,323
Amortized cost, net | Debt instruments | Securities issued by foreign governments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	344,985		651,494
Amortized cost, net | Debt instruments | Securities issued by government entities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	4,125,782		3,380,491
Amortized cost, net | Debt instruments | Corporate bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	934,475		3,612,049
Amortized cost, net | Debt instruments | Securities issued by other financial institutions
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total impairment allowance	$ 270,365		$ 601,521

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.